Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,197,317)	$ (5,856,655)	$ (11,631,394)	$ (5,537,936)
Adjustments to reconcile loss from operations to net cash used by operating activities
Depreciation	8,357	5,016	22,332	24,069
Change in allowance for doubtful accounts	(8,645)	(19,613)
Bad debt expense (recovery)			(59,752)	57,601
Stock-based compensation			2,480,970	768,105
Loss (gain) on warrant valuation adjustment	(32,359)	2,973,682	(55,376)	568,729
Amortization of operating lease	38,666	0
Amortization of debt issuance costs	0	1,473,872	2,767,361	431,087
Amortization of debt discount	0	37,984	150,484	110,247
Stock issued for consulting services	0	79,000	181,500	8,000
Warrants issued for consulting services			828,690	182,856
Accrued interest	147,028	0	410,289	21,896
Interest payable, related parties	219,687	80,613	485,875	576,481
Changes in assets and liabilities
Accounts receivable - trade	103,579	20,449	(22,502)	250,678
Inventory	29,436	(32,734)	(123,118)	(7,079)
Prepaid expenses	(71,450)	(110,672)	(34,823)	(2,465)
Other	(7,013)	(3,336)	(3,802)	(131)
Accounts payable	187,465	(553,763)	276,120	783,559
Accrued expenses	64,114	(64,744)	188,708	298,512
Accrued employee compensation	236,807	68,822	338,733	(63,180)
Operating leases	4,222	0
Contract liabilties	(6,657)	109,214	178,533	0
NET CASH USED BY OPERATING ACTIVITIES	(1,285,551)	(1,848,565)	(3,621,172)	(1,528,971)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(22,054)	(7,720)	(42,888)	0
NET CASH USED BY INVESTING ACTIVITIES	(22,054)	(7,720)	(42,888)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term note	965,000	0	1,637,497	0
Proceeds from convertible promissory notes, net	0	1,159,785	1,159,785	1,384,232
Proceeds from line of credit, related party			624,000	370,000
Advances from related parties	26,200	12,000	0	310,000
Proceeds from note payable, product	0	96,708	96,708	0
Proceeds from warrant exercise	53,200	13,528	40,728	93,066
Payment on line of credit, related party			(144,500)	0
Payments on note payable, product	0	(2,650)	(96,708)	0
Payments on short term loan			0	(40,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,044,400	1,279,371	3,317,510	2,117,298
EFFECT OF EXCHANGE RATES ON CASH	(2,398)	935	(19,085)	8,286
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(265,603)	(575,979)	(365,635)	596,613
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	364,549	730,184	730,184	133,571
CASH AND CASH EQUIVALENTS, END OF PERIOD	98,946	154,205	364,549	730,184
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties			151,227	0
NONCASH INVESTING ACTIVITIES
Reclassification of warrant liability to equity	1,542,000		118,838	66,967
Advances payable converted to convertible promissory notes	0	310,000	310,000	0
Accounts payable converted to convertible promissory notes	0	120,000	120,000	0
Beneficial conversion feature on convertible debt	0	745,223	745,223	820,681
Warrants issued for debt	0	844,562	844,562	620,748
Conversion of 10% convertible promissory notes			$ 934,696	$ 0
Conversion of short term notes payable	266,667	0
Reclassification of warrant liability to equity	$ 262,339	$ 0